VALUATION ACCOUNTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Valuation Allowance, Deferred Tax Asset [Member]
Balance	€ 14,977	€ 14,553	€ 14,266
Charges to costs and expenses	596	859	515
Deductions: write-off and others	(65)	(435)	(228)
Balance	15,508	14,977	14,553
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Balance	1,490	1,404	1,029
Charges to costs and expenses	90	94	365
Deductions: write-off and others	(858)	(9)	10
Balance	722	1,490	1,404
SEC Schedule, 12-09, Reserve, Inventory [Member]
Balance	1,085	974	723
Charges to costs and expenses	651	333	355
Deductions: write-off and others	(172)	(223)	(104)
Balance	1,563	1,085	974
SEC Schedule, 12-09, Reserve, Warranty [Member]
Balance	370	548	449
Charges to costs and expenses	266	131	433
Deductions: write-off and others	(268)	(308)	(334)
Balance	€ 368	€ 370	€ 548